CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income	$ 433	$ 308	$ 1,850
Other comprehensive income (loss) that will not be reclassified to net income
Revaluations of property, plant and equipment	3,096	(544)	2,588
Actuarial gain (loss) on defined benefit plans	2	(10)	15
Deferred income tax (expense) recoveries on above items	1,222	(118)	649
Unrealized gain on investments in equity securities	0	0	1
Equity-accounted investments	131	49	(59)
Total items that will not be reclassified to net income	2,007	(387)	1,896
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	(1,286)	1,274	(558)
(Losses) gains arising during the year on financial instruments designated as cash-flow hedges	(78)	209	105
Unrealized gain (loss) on foreign exchange swaps – net investment hedge	135	(131)	4
Reclassification adjustments for amounts recognized in net income	(103)	(106)	148
Deferred income tax recoveries (expense) on above items	26	(6)	(70)
Equity-accounted investments	3	1	1
Total items that may be reclassified subsequently to net income	(1,303)	1,241	(370)
Other comprehensive income	704	854	1,526
Comprehensive income	1,137	1,162	3,376
Comprehensive income (loss) attributable to:
The partnership	215	(168)	2,231
Comprehensive income	1,137	1,162	3,376
Non-controlling interests
Other comprehensive income (loss) that may be reclassified to net income
Comprehensive income	1,137	1,162	3,376
Comprehensive income (loss) attributable to:
Comprehensive income	1,137	1,162	3,376
Participating non-controlling interests – in operating subsidiaries
Net income	193	481	336
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	711	827	782
Comprehensive income (loss) attributable to:
Non-controlling interests	904	1,308	1,118
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net income	4	8	11
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	14	14	16
Comprehensive income (loss) attributable to:
Non-controlling interests	$ 18	$ 22	$ 27